Income Taxes - Components of Income Tax (Provision) Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense:
Current income tax expense	$ (5,454)	$ (6,613)	$ (19,031)
Deferred tax benefit (expense):
Deferred tax benefit	(7,409)	(15,494)	(9,840)
Income tax expense	(12,863)	(22,107)	(28,871)
Luxembourg
Current income tax expense:
Current income tax expense	(2,287)	53	(1,107)
Deferred tax benefit (expense):
Deferred tax benefit	321	(2,893)	(2,908)
United States
Current income tax expense:
Current income tax expense	(3,202)	(1,874)	(2,347)
Deferred tax benefit (expense):
Deferred tax benefit	(6,145)	(448)	(1,071)
Other Jurisdictions
Current income tax expense:
Current income tax expense	35	(4,792)	(15,577)
Deferred tax benefit (expense):
Deferred tax benefit	$ (1,585)	$ (12,153)	$ (5,861)